Intangible assets - Changes in intangible assets and goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	£ 11,300	£ 12,557
Ending Balance	10,764	11,300
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	13,872	13,883
Exchange differences	(1,314)	(169)
Additions	648	165
Disposals	(27)	(7)
Ending Balance	13,179	13,872
Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(2,572)	(1,326)
Exchange differences	182	32
Disposals	24	4
Amortisation for the year	49	63
Impairment		1,219
Ending Balance	(2,415)	(2,572)
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	7,755	8,274
Ending Balance	7,361	7,755
Brands | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	8,923	8,895
Exchange differences	(799)	(74)
Additions	334	102
Disposals	0	0
Ending Balance	8,458	8,923
Brands | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,168)	(621)
Exchange differences	71	17
Disposals	0	0
Impairment		564
Ending Balance	(1,097)	(1,168)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,912	2,682
Ending Balance	1,957	1,912
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	2,664	2,795
Exchange differences	(311)	(139)
Additions	274	8
Disposals	0	0
Ending Balance	2,627	2,664
Goodwill | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(752)	(113)
Exchange differences	82	16
Disposals	0	0
Impairment		655
Ending Balance	(670)	(752)
Other intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,509	1,462
Ending Balance	1,341	1,509
Other intangibles | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,587	1,540
Exchange differences	(174)	44
Additions	8	3
Disposals	0	0
Ending Balance	1,421	1,587
Other intangibles | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(78)	(78)
Exchange differences	3	1
Disposals	0	0
Amortisation for the year	5	1
Impairment		0
Ending Balance	(80)	(78)
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	124	139
Ending Balance	105	124
Computer software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	698	653
Exchange differences	(30)	0
Additions	32	52
Disposals	(27)	(7)
Ending Balance	673	698
Computer software | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(574)	(514)
Exchange differences	26	(2)
Disposals	24	4
Amortisation for the year	44	62
Impairment		0
Ending Balance	£ (568)	£ (574)